Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments of Short-Term Lease and Leases Not yet Commenced under Non-Cancellable Agreements	As of December 31, 2020, future minimum commitments under non-cancelable agreements were as follows:
Rental
RMB
2021	2,292
2022	2,653
2023	2,776
2024 and after	244
7,965